Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 Bcf MMBbls	Dec. 31, 2021 MMBbls	Dec. 31, 2021 Bcf	Dec. 31, 2021 $ / bbl	Dec. 31, 2021 $ / ft³	Dec. 31, 2021 bbl	Dec. 31, 2020 $ / ft³ Bcf	Dec. 31, 2019 $ / ft³
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
NGL reserves percentage	14.10%
Natural gas consumption percentage	12.90%						13.50%
Volume of oil for better performance | MMBbls		(0.3)
Revised voume of gas for better performance			0.1
Proved volume of oil reserves | MMBbls		41.2
Proved volume of gas reserves			43.8
Increase in proved developed oil reserves		53.5	53.7
Increase in proved developed gas reserves			3.5
Increase in proved undeveloped oil reserves | MMBbls		37.6
Increase in proved undeveloped gas reserves			39.5
Oil volume corresponding to the operations | MMBbls		0.2
Gas volume corresponding to the operations			0.8
Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage of Sale of Interest in Oil Gas Properties	10.00%
Commercial Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Commercial gas per cubic feet | $ / ft³							2.81	55.9
Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | MMBbls	3.8
Purchases of proved reserves in place | MMBbls	2.2
Proved Developed Oil Reserves Purchases or Sales Changes | MMBbls	1.7
Oil And Gas Producing Activities [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls	1.4
Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			5.4
Purchases of proved reserves in place	1.9
Proved Developed Oil Reserves Purchases or Sales Changes | MMBbls	2.4
Consumption Plus Natural Gas Sales In BCF [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place	1.0
Top of range [member] | Commercial Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Commercial gas per cubic feet | $ / ft³								3.92
Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			4.1
Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			(0.2)
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		3.3
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Condensate and C5 Plus [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl				54.99
Price Per Barrel	41.97
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Liquefied Petroleum Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl				26.87
Price Per Barrel	19.16
Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves | MMBbls		3.4
Revision of Type Curve of Proved Undeveloped Reserves [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			4.9
Extension of Economic Cap [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			5.8
Commercial gas per cubic feet | $ / ft³					2.81
Revised Commercial gas per cubic feet | $ / ft³					3.92
Coirn Amargo Norte [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		0.4
Bajada Del Palo Oeste Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves		46.2				46.5
Bajada Del Palo Oeste Concession [Member] | Trafigura Agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves		7.3	7.2
Bajada Del Palo Oeste Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls	0.9
Bajada Del Palo Oeste Concession [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place	0.9
Bajada Del Palo Oeste Concession [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		0.9
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		0.3
Voume of gas for better performance			(6.0)
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		1.1
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Top of range [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance			1.6
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance			8.3
Bajada Del Palo Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		0.2
Voume of gas for better performance			1.0
Bajada Del Palo Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance							2.0
Bajada Del Palo Oeste Concession [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		1.1
Bajada Del Palo Oeste Concession [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			1.8
Entre Lomas Rio Negro Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		0.5
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			(15.5)
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance			(3.0)
Entre Lomas Rio Negro Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		0.9
Voume of gas for better performance			11.6
Charco Del Palenque Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		0.4
Revised voume of gas for better performance			(0.5)
Jaguel De Los Machos Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		(0.1)
Revised voume of gas for better performance			(0.1)
Jaguel De Los Machos Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		1.0
Voume of gas for better performance			1.3
De Mayo Medanito Se Concession Twenty Five [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		0.6
De Mayo Medanito Se Concession Twenty Five [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls		(0.3)
De Mayo Medanito Se Concession Twenty Five [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		(0.5)
Voume of gas for better performance			(1.0)
Acambuco [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			1.0
Coiron Amargo Sur Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		0.3
Voume of gas for better performance			0.6
Bajada Del Palo Oeste Shale Oil Project [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		0.6
Bajada Del Palo Oeste Shale Oil Project [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		1.6
Voume of gas for better performance			2.3
Bajada Del Palo Oeste Conventional Block [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		2.1
Bajada Del Palo Oeste Conventional Block [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		(0.8)
Voume of gas for better performance			3.0
Coiron Amargo Norte [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		(0.1)
Voume of gas for better performance			(0.1)
Jarilla Ouemada Block [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			1.7
Bajada Del Palo Oeste Unconventional wells [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls		2.6
Bajada Del Palo Oeste Unconventional wells [Member] | Enhanced Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			2.9
Borde Montuoso conventional wells [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			4.0
Charco Bayo gas wells in ELo Ro Negro [Member] | Revision Of Previous Estimates Material Increments [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls		(0.2)
Charco Bayo gas wells in ELo Ro Negro [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			2.3
Conventional fields [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			1.1
Aguada Federal Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
Aguada Federal Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls	0.1